UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/12

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    31 October 2012
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		139

Form 13F Information Table Value Total:	              $427,106   (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      279 25394.000SH       Sole                25394.000
AT&T Corp.                     COM              00206r102     2737 72596.177SH       Sole                72596.177
Abbott Laboratories            COM              002824100     1593 23239.000SH       Sole                23239.000
Allergan, Inc.                 COM              018490102      256 2800.000 SH       Sole                 2800.000
Altria Group, Inc.             COM              718154107     4108 123024.000SH      Sole               123024.000
Ameramex Int'l                 COM              02356P100       12 710000.000SH      Sole               710000.000
AmeriGas Partners LP           COM              030975106     1802 41266.871SH       Sole                41266.871
American Electric Power        COM              025537101      309 7035.000 SH       Sole                 7035.000
American Express               COM              025816109      851 14960.582SH       Sole                14960.582
American Natl Ins Co.          COM              028591105     5748 80026.965SH       Sole                80026.965
Apache Corp                    COM              037411105      687 7950.000 SH       Sole                 7950.000
Apple Computer                 COM              037833100      989 1483.000 SH       Sole                 1483.000
BB&T Corporation               COM              054937107     2559 77170.000SH       Sole                77170.000
Bank of America                COM              060505104      679 76896.000SH       Sole                76896.000
Barrick Gold Corp              COM              067901108     9593 229715.000SH      Sole               229715.000
Baxter Intl. Inc.              COM              071813109      257 4270.000 SH       Sole                 4270.000
Becton Dickinson & Company     COM              075887109      285 3628.000 SH       Sole                 3628.000
Berkshire Hathaway Class B     COM              084670702    15870 179931.000SH      Sole               179931.000
BlackRock Ecosolutions Investm COM              092546100      288 33100.000SH       Sole                33100.000
Blue Gem Enterprise            COM              09548T106        0 243851.000SH      Sole               243851.000
Boeing                         COM              097023105     5098 73250.000SH       Sole                73250.000
Bristol Myers Squibb           COM              110122108     8259 244721.000SH      Sole               244721.000
C.R. Bard Inc                  COM              067383109      230 2200.000 SH       Sole                 2200.000
Canadian National Railway Co   COM              136375102      525 5950.000 SH       Sole                 5950.000
Caterpillar Inc.               COM              149123101    11115 129181.000SH      Sole               129181.000
Central Fund of Canada Limited COM              153501101     1767 74200.000SH       Sole                74200.000
Chanticleer Holdings, Inc.     COM              15930P404      162 44444.000SH       Sole                44444.000
Chevron Texaco                 COM              166764100     4998 42875.000SH       Sole                42875.000
Church & Dwight Co Inc         COM              171340102      297 5500.000 SH       Sole                 5500.000
Claymore/BNY BRIC              COM              18383M100      276 7775.000 SH       Sole                 7775.000
ClearBridge Energy MLP         COM              184692101      245 10000.000SH       Sole                10000.000
Coca Cola                      COM              191216100     7603 200440.721SH      Sole               200440.721
Colgate Palmolive              COM              194162103     1040 9702.000 SH       Sole                 9702.000
Colonial Bancgroup  Inc.       COM              195493309        0 29586.000SH       Sole                29586.000
ConocoPhillips                 COM              20825C104    10638 186050.325SH      Sole               186050.325
Constellation Brands           COM              21036P108      686 21200.000SH       Sole                21200.000
Csx Corporation                COM              126408103     4439 213924.000SH      Sole               213924.000
Deere & Company                COM              244199105     4088 49571.000SH       Sole                49571.000
Diageo PLC New ADR             COM              25243Q205      553 4903.000 SH       Sole                 4903.000
Duke Energy Corp.              COM              26441c204     8511 131362.999SH      Sole               131362.999
E I Dupont De Nemour           COM              263534109     1539 30607.851SH       Sole                30607.851
EMC Corporation                COM              268648102     2457 90114.000SH       Sole                90114.000
Emerson Electric               COM              291011104    11918 246912.652SH      Sole               246912.652
EverBank Financial Corp.       COM              29977G102     2748 199568.000SH      Sole               199568.000
Express Scripts, Inc           COM              30219g108     8365 133567.000SH      Sole               133567.000
Exxon Mobil Corp               COM              30231g102    11310 123669.000SH      Sole               123669.000
Federal Mogul Corporation      COM              313549107        0 50000.000SH       Sole                50000.000
Flowers Foods, Inc.            COM              343496105      646 32021.000SH       Sole                32021.000
Freeport-McMoRan Copper & Gold COM              35671D857     3893 98366.367SH       Sole                98366.367
Genco Shipping                 COM              Y2685T107       89 24275.000SH       Sole                24275.000
General Electric               COM              369604103    12226 538364.402SH      Sole               538364.402
General Mills                  COM              370334104     1289 32336.000SH       Sole                32336.000
General Signal Corp.           COM              367220100        1 10000.000SH       Sole                10000.000
Genuine Parts                  COM              372460105      388 6350.000 SH       Sole                 6350.000
H J Heinz                      COM              423074103     6851 122454.000SH      Sole               122454.000
HEICO Corp.                    COM              422806109     1407 36378.000SH       Sole                36378.000
Hawaiian Electric Ind.         COM              419870100     2817 107059.000SH      Sole               107059.000
Home Depot                     COM              437076102     2164 35838.000SH       Sole                35838.000
Honeywell Inc.                 COM              438516106     1780 29795.000SH       Sole                29795.000
Hospital Corp Of America       COM              422915108      340 10216.000SH       Sole                10216.000
Illinois Tool Works, Inc.      COM              452308109     1023 17200.000SH       Sole                17200.000
Intel Corporation              COM              458140100     6144 271205.542SH      Sole               271205.542
International Business Machine COM              459200101    10470 50467.583SH       Sole                50467.583
Ireland, Inc.                  COM              46267t206       24 25500.000SH       Sole                25500.000
J.P Morgan Chase & Co.         COM              46625H100     1115 27548.000SH       Sole                27548.000
Johnson & Johnson              COM              478160104    17326 251433.236SH      Sole               251433.236
Johnson Controls               COM              478366107     3164 115475.000SH      Sole               115475.000
Kinder Morgan Energy Partners  COM              494550106     3072 37230.967SH       Sole                37230.967
Kraft Foods, Inc.              COM              50075n104     3538 85558.001SH       Sole                85558.001
McDonald's Corp.               COM              580135101    12215 133128.751SH      Sole               133128.751
Merck & Co. Inc.               COM              589331107     1013 22455.000SH       Sole                22455.000
Microsoft Corporation          COM              594918104     3932 132130.000SH      Sole               132130.000
Minnesota Mining Mfg           COM              88579y101     7130 77153.000SH       Sole                77153.000
Monsanto Company               COM              61166W101     1251 13740.000SH       Sole                13740.000
National Retail Properties, In COM              202218103      282 9250.000 SH       Sole                 9250.000
NextEra Energy, Inc.           COM              65339F101      210 2990.000 SH       Sole                 2990.000
Nike Inc Cl B                  COM              654106103     1564 16475.000SH       Sole                16475.000
Nordstrom, Inc.                COM              655664100     1608 29150.000SH       Sole                29150.000
Norfolk Southern Corp.         COM              655844108     2593 40750.000SH       Sole                40750.000
Occidental Petroleum           COM              674599105     1431 16632.000SH       Sole                16632.000
Oracle Corporation             COM              68389X105     3244 103113.000SH      Sole               103113.000
P P G Industries Inc.          COM              693506107      276 2400.000 SH       Sole                 2400.000
PROLOR Biotech, Inc.           COM              74344F106      215 44250.000SH       Sole                44250.000
Patriot Transportation Holding COM              70337B102     7531 270133.000SH      Sole               270133.000
Penn West Energy Trust         COM              707885109      174 12250.000SH       Sole                12250.000
Pepsico Inc.                   COM              713448108    12976 183356.884SH      Sole               183356.884
Pfizer                         COM              717081103     3811 153359.000SH      Sole               153359.000
Philip Morris International    COM              718172109     6389 71031.000SH       Sole                71031.000
Phillips 66 Common Stock       COM              718546104     4119 88829.000SH       Sole                88829.000
Piedmont Natural Gas Co.       COM              720186105     2426 74700.000SH       Sole                74700.000
Pioneer Natural Resources      COM              723787107      485 4642.000 SH       Sole                 4642.000
Plum Creek Timber Co. Inc      COM              729251108      217 4942.000 SH       Sole                 4942.000
Potash Corp. of Saskatchewan,  COM              73755L107      613 14124.000SH       Sole                14124.000
Procter & Gamble               COM              742718109    12257 176715.000SH      Sole               176715.000
Qualcomm Inc.                  COM              747525103      246 3930.000 SH       Sole                 3930.000
Regency Centers Corporation    COM              758939102      513 10518.000SH       Sole                10518.000
Regions Financial Corp.        COM              7591ep100       97 13525.000SH       Sole                13525.000
Royal Dutch Petroleum          COM              780257804     1357 19548.000SH       Sole                19548.000
S&P 400 MidCap SPDRs           COM              78467Y107     7461 41469.000SH       Sole                41469.000
Schlumberger Limited           COM              806857108     1880 25987.000SH       Sole                25987.000
Southern Company               COM              842587107    12957 281120.000SH      Sole               281120.000
Spectra Energy Corp.           COM              847560109     5551 189078.000SH      Sole               189078.000
St Jude Medical Inc            COM              790849103      666 15800.000SH       Sole                15800.000
Starbucks Corporation          COM              855244109      625 12330.000SH       Sole                12330.000
Stryker Corp Com               COM              863667101      490 8804.000 SH       Sole                 8804.000
Sysco Corporation              COM              871829107      481 15375.000SH       Sole                15375.000
Target Inc.                    COM              87612E106      636 10025.000SH       Sole                10025.000
Thermoenergy Corp.             COM              883906406        5 49000.000SH       Sole                49000.000
Tidewater Inc.                 COM              886423102      510 10500.000SH       Sole                10500.000
Total Fina SA ADR              COM              89151E109      206 4120.000 SH       Sole                 4120.000
United Technologies Corp.      COM              913017109     2166 27670.000SH       Sole                27670.000
Vanguard Index Small-Cap Growt COM              922908595      476 5400.000 SH       Sole                 5400.000
Vanguard Index Small-Cap Value COM              922908611      931 12950.000SH       Sole                12950.000
Vanguard Mid-Cap VIPERs        COM              922908629      666 8200.000 SH       Sole                 8200.000
Verizon Communications         COM              92343V104     4527 99345.283SH       Sole                99345.283
Visa Inc. Class A              COM              92826C839      282 2100.000 SH       Sole                 2100.000
Vodafone Corp.                 COM              92857w209     1980 69465.000SH       Sole                69465.000
Vulcan Materials Company       COM              929160109     6563 138759.000SH      Sole               138759.000
Wal-Mart Stores                COM              931142103     1553 21050.000SH       Sole                21050.000
Walgreen Co                    COM              931422109      382 10485.000SH       Sole                10485.000
Walt Disney                    COM              254687106     2141 40951.000SH       Sole                40951.000
WellPoint Inc.                 COM              94973V107      880 15172.000SH       Sole                15172.000
Wells Fargo & Co.              COM              949746101     5884 170395.060SH      Sole               170395.060
Weyerhaeuser Co.               COM              962166104     4217 161334.832SH      Sole               161334.832
Yum! Brands, Inc.              COM              895953107      591 8908.000 SH       Sole                 8908.000
iShares MSCI Australia Index                    464286103     4872 204777.000SH      Sole               204777.000
iShares MSCI Brazil Index Fund                  464286400     3740 69181.000SH       Sole                69181.000
iShares MSCI Emerg Mkts Index                   464287234      907 21941.000SH       Sole                21941.000
streetTRACKS Gold Shares                        78463V107     1387 8070.000 SH       Sole                 8070.000
Alabama Power 5.20% Div Qualif PFD              010392595     1029    40050 SH       Sole                    40050
American International Group 7 PFD              026874859      354    14000 SH       Sole                    14000
Goldman Sachs Group 6.20% Div. PFD              38144x500     1514    59810 SH       Sole                    59810
Goldman Sachs Group Floating R PFD              38143Y665     4874   245400 SH       Sole                   245400
JP Morgan Pfd. 7.00%  2/15/32  PFD              46623d200      960    37400 SH       Sole                    37400
JPM Chase Series S 6.625%      PFD              48123a207     1254    49650 SH       Sole                    49650
Metlife Inc. Floating Rate     PFD              59156R504    10322   414208 SH       Sole                   414208
Wells Fargo Cap XII  7.875%    PFD              94985V202     3173   122898 SH       Sole                   122898
AGIC Convertible & Income Fund                  65370F101      276    29234 SH       Sole                    29234
Chanticleer Holdings, Inc.     WT               15930P131       24    44444 SH       Sole                    44444
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